Significant accounting policies - Intangible assets (Details)	12 Months Ended
May 31, 2019
Customer relationships | Minimum
Significant accounting policies
Amortization term	3 years
Customer relationships | Maximum
Significant accounting policies
Amortization term	10 years
Corporate website
Significant accounting policies
Amortization term	2 years
Licenses, permits and applications | Minimum
Significant accounting policies
Amortization term	90 months
Intellectual property, trademarks & brands | Minimum
Significant accounting policies
Amortization term	15 months
Intellectual property, trademarks & brands | Maximum
Significant accounting policies
Amortization term	20 years